9. Inventories (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Inventories Abstract
Consumables	R$ 14,533	R$ 14,274
Parts and maintenance materials	181,105	184,939
Total	R$ 195,638	R$ 199,213